Capital Structure	6 Months Ended
Jun. 30, 2020
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 11 of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s 2019 annual report on Form 20-F filed with the SEC on March 5, 2020 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	NASDAQ Notification – Effect of Reverse Stock Split
On July 15, 2019, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 31, 2019 to July 12, 2019, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until January 13, 2020. During the Company’s 2019 annual general meeting, the Company’s shareholders approved a reverse stock split of its issued and outstanding common stock at a ratio of not less than 1‑for‑2 and not more than 1‑for‑20, and granted the board of directors the authority to determine whether to implement any reverse stock split and, if so, to select an exchange ratio within the approved range. On January 14, 2020, the Company received a second written notification from the NASDAQ Stock Market, indicating that the Company was eligible for an additional 180 calendar day period, from January 13, 2020 to July 13, 2020, to regain compliance with the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, as the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). On April 17, 2020, the Company received a written notification from the NASDAQ Stock Market, granting an extension to the grace period for regaining compliance with the minimum $1.00 per share bid price requirement up to September 25, 2020. The above extension was granted as part of Nasdaq’s determination to toll the compliance periods for all public companies, not meeting the continued listing requirements, such as the bid price requirement, due to the extraordinary market conditions and unprecedented turmoil in U.S financial markets. The Company could cure this deficiency if the closing bid price of its common stock was $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company’s common stock would continue to be listed and trade on the Nasdaq Capital Market. On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-sixteen. All share and per share amounts disclosed in the unaudited interim consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

The Company regained compliance in July 2020 (Note 15).

ii)	Equity Offerings

During April through June 2020, the Company raised approximately $51,092 in gross proceeds, or $47,205 in net proceeds, from a follow-on public offering, four registered direct offerings, and from the partially exercises of Class D warrants issued in the follow-on public offering as well as the full exercise of all warrants issued in four private placements that took place concurrently with the registered direct offerings (see below).

On April 2, 2020, the Company completed a follow-on public offering of 2,536,468 units (including the full exercise of the over-allotment option of 330,843 units granted to the underwriters), each unit consisting of 2,536,468 of its common shares or pre funded warrants in lieu of  common shares and 40,583,500 Class D warrants to purchase an aggregate of 2,536,468 common shares of the Company, at a combined price of $2.72 per share and Class D warrant. On April 22, 2020, the exercise price of the Class D warrants was lowered from $2.72 per share initially to $1.92 per share and on June 8, 2020 was further reduced to $1.60 per share. The gross proceeds from the follow-on public offering were $6,899.

On April 14, 2020, the Company sold 3,125,000 of its common shares in a registered direct offering at a price of $2.16 per share and private warrants to purchase an aggregate of 3,125,000 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $6,750.

On April 22, 2020, the Company sold 3,171,875 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 3,171,875 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $6,090.

On May 4, 2020, the Company sold 2,684,375 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 2,684,375 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $5,154.

On May 7, 2020, the Company sold 2,709,375 of its common shares in a registered direct offering at a price of $1.92 per share and private warrants to purchase an aggregate of 2,709,375 common shares of the Company in a concurrent private placement. The gross proceeds from the registered direct offering were $5,202.

(b)	Warrants

In connection with the public offering which closed on April 2, 2020, the Company granted to the representative of the underwriters 1,764,500 Class D warrants to purchase 110,281 common shares, at an exercise price of $3.40. The warrants expire in March 2023.

On May 20, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 2,507,812 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.44 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants was $1.92. The Company’s gross proceeds were $3,611.

On May 26, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 4,953,813 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.28 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants ranged from $2.16 and $1.92. The Company’s gross proceeds were $6,341.

On June 5, 2020, holders of private warrants issued in the private placements in April and May 2020  exercised their warrants to purchase 556,250 common shares at an exercise price of $1.92.  The Company’s gross proceeds were $1,068.

On June 8, 2020, the Company entered into a warrant exercise agreement with each holder of private warrants issued in the private placements in April and May 2020, pursuant to which such holders agreed to exercise their warrants to purchase 3,672,750 of the Company’s common shares, and the Company agreed to reduce the exercise price of the warrants to $1.60 per common share solely with respect to the exercise of the warrants pursuant to such agreements. The initial exercise price of such warrants was $1.92. The Company’s gross proceeds were $5,877. Following this exercise, no warrants under the private placements remained unexercised.

On June 8, 2020, the company entered into a warrant exercise agreement with each holder of Class D warrants pursuant to which public warrants were exercised to purchase 614,046 shares at a price of $1.60 per share. The Company’s gross proceeds were $982.

As of June 30, 2020, out of the 40,583,500 Class D Warrants from the April 2020 follow-on public offering, the Company has issued 2,263,421 common shares in exchange for gross proceeds of $4,100, including the $982 received under the June 8, 2020 Class D warrant exercise agreement. 4,368,750 Class D Warrants remain unexercised for the issuance of 273,046 shares at an exercise price of $1.60.

The warrants are classified in equity, according to the Company’s significant accounting policy, which can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2019, filed with the SEC on March 5, 2020

As of June 30, 2020, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,916
Class B	415,845
Class D	273,046
Representative Warrants	123,406
Total	860,213

The Class A Warrants and Class B Warrants are listed on the Nasdaq Capital Market under the symbols “SHIPW” and “SHIPZ”, respectively. The Company has applied for the listing of its Class D Warrants on the Nasdaq Capital Market under the symbol “SHIPL”.